Net Loss Per Share - Schedule of Computation of Basic and Diluted Net Loss Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Numerator:
Net loss	¥ (1,177,120)	$ (184,717)	¥ (1,012,346)	¥ (1,504,039)
Deemed dividend | ¥			(101,795)
Accretion of convertible redeemable preferred shares and redeemable ordinary shares	(2,217,489)	(347,972)	(837,856)	(508,130)
Net loss available to ordinary shareholders of Zhangmen Education Inc.	¥ (3,394,609)	$ (532,689)	¥ (1,951,997)	¥ (2,012,169)
Net loss per ordinary share
Weighted average ordinary shares outstanding-Basic and diluted | shares	926,932,705	926,932,705	305,651,877	227,222,692
Basic and diluted | (per share)	¥ (3.66)	$ (0.57)	¥ (6.39)	¥ (8.86)